Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
(Gain) loss associated with pensions	$ 3.1	$ (3.6)	$ (0.2)
Share of affiliated comprehensive (income) loss	$ 3.3	$ 24.3	$ (1.6)